UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

P.O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

Certifications

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4%
	Capital Goods - 7.0%
90	Cummins, Inc.	$11,919
428	DigitalGlobe, Inc. ●	13,548
693	HD Supply Holdings, Inc. ●	15,219
405	KBR, Inc.	13,225
1,458	Lithium Technology Corp. ⌂●†	6,397
377	Owens Corning, Inc. ●	14,323
85	Pall Corp.	6,525
		81,156
	Commercial and Professional Services - 3.9%
279	ADT (The) Corp.	11,337
190	IHS, Inc. ●	21,653
349	Nielsen Holdings N.V.	12,732
		45,722
	Consumer Durables and Apparel - 6.7%
251	Lennar Corp.	8,886
287	Lululemon Athletica, Inc. ●	20,999
552	Pulte Group, Inc.	9,104
100	PVH Corp.	11,876
4,823	Samsonite International S.A.	13,485
90	Whirlpool Corp.	13,221
		77,571
	Consumer Services - 5.4%
552	Burger King Worldwide, Inc.	10,768
805	Diamond Resorts LLC ⌂†	13,909
400	Melco PBL Entertainment Ltd. ADR ●	12,730
175	Starwood Hotels & Resorts, Inc.	11,596
235	Wyndham Worldwide Corp.	14,357
		63,360
	Diversified Financials - 3.7%
36	BlackRock, Inc.	9,751
212	Citigroup, Inc.	10,283
60	IntercontinentalExchange, Inc. ●	10,835
873	Platform Acquisition ●†	9,309
300	Silver Eagle Acquisition Corp. ●	3,041
		43,219
	Energy - 2.8%
89	Anadarko Petroleum Corp.	8,257
174	Cabot Oil & Gas Corp.	6,504
251	Cobalt International Energy, Inc. ●	6,231
63	Pioneer Natural Resources Co.	11,878
		32,870
	Food and Staples Retailing - 3.0%
168	CVS Caremark Corp. ●	9,540
210	Walgreen Co.	11,317
233	Whole Foods Market, Inc.	13,631
		34,488
	Food, Beverage and Tobacco - 3.0%
118	Anheuser-Busch InBev N.V. ADR	11,711
167	Green Mountain Coffee Roasters, Inc. ●	12,558
203	Monster Beverage Corp. ●	10,583
		34,852
	Health Care Equipment and Services - 4.9%
401	Catamaran Corp. ●	18,425
62	Envision Healthcare Holdings ●	1,622
592	Hologic, Inc. ●	12,221
103	McKesson Corp.	13,199
160	Universal Health Services, Inc. Class B	11,995
		57,462
	Household and Personal Products - 1.0%
755	Coty, Inc. ●	12,237

	Insurance - 3.1%
371	American International Group, Inc.	18,042
121	Aon plc	9,007
302	XL Group plc	9,299
		36,348
	Materials - 4.3%
182	Akzo Nobel N.V.	11,990
992	Cemex S.A.B. de C.V. ADR ●	11,092
143	Monsanto Co.	14,922
114	Rock Tenn Co. Class A	11,534
		49,538
	Media - 1.0%
340	Twenty-First Century Fox, Inc.	11,379

	Pharmaceuticals, Biotechnology and Life Sciences - 11.2%
84	Actavis, Inc.	12,151
17	Alnylam Pharmaceuticals, Inc. ●	1,114
129	Amgen, Inc.	14,444
290	AstraZeneca plc	15,083
407	Bristol-Myers Squibb Co.	18,836
229	Eli Lilly & Co.	11,514
305	Forest Laboratories, Inc. ●	13,060
174	Gilead Sciences, Inc. ●	10,948
76	Illumina, Inc. ●	6,150
274	Merck & Co., Inc.	13,050
44	Regeneron Pharmaceuticals, Inc. ●	13,635
		129,985
	Real Estate - 1.0%
691	Host Hotels & Resorts, Inc. REIT	12,211

	Retailing - 9.8%
35	Amazon.com, Inc.	10,823
32	AutoZone, Inc. ●	13,599
311	Dick's Sporting Goods, Inc.	16,611
39	Forgame Holdings Ltd ●☼	255
770	Groupon, Inc. ●	8,628
456	Lowe's Co., Inc.	21,717
24	Priceline.com, Inc. ●	23,812
241	TripAdvisor, Inc. ●	18,311
		113,756
	Semiconductors and Semiconductor Equipment - 1.6%
420	NXP Semiconductors N.V. ●	15,647
55	Xilinx, Inc.	2,559
		18,206
	Software and Services - 21.7%
841	Activision Blizzard, Inc.	14,020
381	Akamai Technologies, Inc. ●	19,711
462	Autodesk, Inc. ●	19,016
1,294	Cadence Design Systems, Inc. ●	17,474
158	Cognizant Technology Solutions Corp. ●	12,995
129	Concur Technologies, Inc. ●	14,238
255	eBay, Inc. ●	14,225
413	Facebook, Inc. ●	20,736

1

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4% - (continued)
	Software and Services - 21.7% - (continued)
211	IAC/InterActiveCorp.	$11,515
57	LinkedIn Corp. Class A ●	14,128
61	NetSuite, Inc. ●‡	6,547
203	Red Hat, Inc. ●	9,372
141	ServiceNow, Inc. ●	7,331
95	Splunk, Inc. ●	5,697
532	Symantec Corp.	13,159
352	Teradata Corp. ●	19,518
84	Workday, Inc. Class A ●	6,836
706	Yahoo!, Inc. ●	23,417
73	Yandex N.V. ●	2,659
		252,594
	Technology Hardware and Equipment - 2.4%
22	Apple, Inc. ●	10,434
432	EMC Corp.	11,050
353	Juniper Networks, Inc. ●	7,001
		28,485
	Transportation - 1.9%
266	Expeditors International of Washington, Inc.	11,733
471	Hertz Global Holdings, Inc. ●	10,438
		22,171
	Total common stocks
	(cost $970,510)	$1,157,610

WARRANTS - 0.0%
	Telecommunication Services - 0.0%
873	Platform Acquisition †	$153

	Total warrants
	(cost $9)	$153

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
Equity Contracts - 0.0%
	Cognizant Technology Solutions Corp. Option
2	Expiration: 01/18/2014, Exercise Price: $70.00	$230

	Total put options purchased
	(cost $809)	$230

	Total long-term investments
	(cost $971,328)	$1,157,993

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $126, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $128)
$126	0.08%, 09/30/2013	$126
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $630, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA
3.00% - 6.00%, 2022 - 2043, GNMA
2.50% - 3.00%, 2042 - 2043, U.S. Treasury
	Note 0.88, 2018, value of $642)
630	0.05%, 09/30/2013	630
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $309, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA
2.00% - 4.00%, 2020 - 2043, GNMA
2.50% - 3.00%, 2043, U.S. Treasury Note
	2.38%, 2014, value of $315)
309	0.08%, 09/30/2013	309
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $562, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 -
2031, U.S. Treasury Note 2.00% - 3.13%,
	2014 - 2021, value of $574)
562	0.06%, 09/30/2013	562
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $1,693,
collateralized by U.S. Treasury Bill 0.03%
- 0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value
	of $1,727)
1,693	0.05%, 09/30/2013	1,693
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $10, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $10)
10	0.10%, 09/30/2013	10
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,285, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 -
2041, U.S. Treasury Note 0.25% - 3.75%,
	2014 - 2019, value of $1,310)
1,285	0.04%, 09/30/2013	1,285
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $803, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $820)
803	0.08%, 09/30/2013	803

2

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.5% - (continued)
Repurchase Agreements - 0.5% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $7, collateralized by U.S. Treasury Note 0.88%, 2018, value of $7)
$7	0.04%, 09/30/2013		$7
			5,425
	Total short-term investments
	(cost $5,425)		$5,425

	Total investments
	(cost $976,753) ▲	99.9%	$1,163,418
	Other assets and liabilities	0.1%	587
	Total net assets	100.0%	$1,164,005

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $974,598 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$200,549
Unrealized Depreciation	(11,729)
Net Unrealized Appreciation	$188,820

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2013, the aggregate value of these securities was $29,768, which represents 2.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2011	805	Diamond Resorts LLC	$10,110
08/2013	1,458	Lithium Technology Corp.	7,108

At September 30, 2013, the aggregate value of these securities was $20,306, which represents 1.7% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $258 at September 30, 2013.

3

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
HKD	Buy	10/03/2013	CBK	$258	$258	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
HKD	Hong Kong Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,157,610	$1,096,491	$40,558	$20,561
Put Options Purchased	230	230	–	–
Warrants	153	153	–	–
Short-Term Investments	5,425	–	5,425	–
Total	$1,163,418	$1,096,874	$45,983	$20,561
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.
4

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2013
Assets:
Common Stocks	$10,152	$—	$3,043	*	$—	$7,366	$—	$—	$—	$20,561
Total	$10,152	$—	$3,043		$—	$7,366	$—	$—	$—	$20,561

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $3,043.

5

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.9%
	Automobiles and Components - 1.3%
18	Goodyear (The) Tire & Rubber Co. ●	$411
14	Superior Industries International, Inc.	242
6	Visteon Corp. ●	469
23	Winnebago Industries, Inc. ●	600
		1,722
	Banks - 4.9%
13	Banco Latinoamericano De Comercio Exterior S.A. ADR	312
12	Chemical Financial Corp.	346
5	Eagle Bancorp, Inc. ●	150
59	Fifth Third Bancorp	1,063
42	First Commonwealth Financial Corp.	322
35	First Niagara Financial Group, Inc.	365
105	Huntington Bancshares, Inc.	863
21	International Bancshares Corp.	443
62	KeyCorp	711
8	MainSource Financial Group, Inc.	120
48	MGIC Investment Corp. ●	349
10	Popular, Inc. ●	268
54	Regions Financial Corp.	500
41	United Community Banks, Inc. ●	615
10	Zions Bancorporation	274
		6,701
	Capital Goods - 10.1%
6	A.O. Smith Corp.	289
22	Aircastle Ltd.	383
12	Albany International Corp. Class A	420
6	Alliant Techsystems, Inc.	585
9	Altra Holdings, Inc.	248
6	American Railcar Industries, Inc.	245
15	Ampco-Pittsburgh Corp.	276
6	Astronics Corp. ●	318
4	DXP Enterprises, Inc. ●	332
10	Enpro Industries, Inc. ●	584
8	Esterline Technologies Corp. ●	647
21	Exelis, Inc.	328
12	Fluor Corp.	819
7	Fortune Brands Home & Security, Inc.	287
10	Generac Holdings, Inc.	418
17	John Bean Technologies Corp.	430
7	L.B. Foster Co. Class A	334
4	Lindsay Corp.	302
49	Meritor, Inc. ●	384
15	Moog, Inc. Class A ●	880
6	National Presto Industries, Inc.	430
9	Navistar International Corp. ●	325
31	Orbital Sciences Corp. ●	665
10	Oshkosh Corp. ●	509
74	Taser International, Inc. ●	1,097
12	Trex Co., Inc. ●	614
6	Trinity Industries, Inc.	290
5	Valmont Industries, Inc.	639
9	Wabco Holdings, Inc. ●	750
		13,828
	Commercial and Professional Services - 4.4%
8	Avery Dennison Corp.	361
14	Barrett Business Services, Inc.	911
8	Deluxe Corp.	321
6	Dun & Bradstreet Corp.	665
19	Enernoc, Inc. ●	289
8	Manpowergroup, Inc.	596
24	Pitney Bowes, Inc.	438
19	RPX Corp. ●	335
23	Steelcase, Inc.	382
8	Towers Watson & Co.	824
3	UniFirst Corp.	334
12	Viad Corp.	287
6	Wageworks, Inc. ●	313
		6,056
	Consumer Durables and Apparel - 3.7%
15	Blyth, Inc.	206
15	Brunswick Corp.	591
5	CSS Industries, Inc.	122
6	Fossil Group, Inc. ●	651
22	Hanesbrands, Inc.	1,365
9	Iconix Brand Group, Inc. ●	306
8	Nacco Industries, Inc. Class A	427
8	Polaris Industries, Inc.	1,002
28	Pulte Group, Inc.	462
		5,132
	Consumer Services - 2.5%
17	Brinker International, Inc.	673
5	Capella Education Co. ●	300
8	Domino's Pizza, Inc.	516
28	International Speedway Corp. Class A	895
26	Krispy Kreme Doughnuts, Inc. ●	497
9	Multimedia Games Holding Co., Inc. ●	304
20	Ruth's Hospitality Group, Inc.	235
		3,420
	Diversified Financials - 2.7%
34	American Capital Ltd. ●	463
45	Apollo Investment Corp.	369
3	Credit Acceptance Corp. ●	332
18	FXCM, Inc.	346
21	Medley Capital Corp.	288
37	New Mountain Finance Corp.	529
5	Portfolio Recovery Associates, Inc. ●	306
47	TCP Capital Corp.	756
24	Wisdomtree Investment, Inc. ●	280
		3,669
	Energy - 6.4%
18	Alon USA Energy, Inc.	187
5	Core Laboratories N.V.	773
15	Delek U.S. Holdings, Inc.	306
21	Diamond Offshore Drilling, Inc.	1,338
38	Exco Resources, Inc.	254
15	Goodrich Petroleum Corp. ●	374
19	Green Plains Renewable Energy, Inc.	305
8	Helmerich & Payne, Inc.	574
15	HollyFrontier Corp.	648
7	Oasis Petroleum, Inc. ●	319
4	Oil States International, Inc. ●	403
63	Sandridge Energy, Inc. ●	372
13	Stone Energy Corp. ●	405
13	Superior Energy Services, Inc. ●	326
7	Tesoro Corp.	303
9	Unit Corp. ●	432
29	Vaalco Energy, Inc. ●	164
18	Valero Energy Corp.	630

1

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.9% - (continued)
	Energy - 6.4% - (continued)
19	Western Refining, Inc.	$582
		8,695
	Food and Staples Retailing - 0.6%
116	Rite Aid Corp. ●	550
14	Spartan Stores, Inc.	317
		867
	Food, Beverage and Tobacco - 1.3%
5	Green Mountain Coffee Roasters, Inc. ●	384
3	Monster Beverage Corp. ●	147
31	Pilgrim's Pride Corp. ●	524
10	TreeHouse Foods, Inc. ●	648
2	Universal Corp.	122
		1,825
	Health Care Equipment and Services - 5.4%
7	Aetna, Inc.	448
12	Alere, Inc. ●	379
11	Anika Therapeutics, Inc. ●	261
11	Community Health Systems, Inc.	440
10	Cyberonics, Inc. ●	487
44	Gentiva Health Services, Inc. ●	525
12	Health Net, Inc. ●	393
12	Hill-Rom Holdings, Inc.	441
5	Medidata Solutions, Inc. ●	475
11	Molina Healthcare, Inc. ●	377
14	Omnicare, Inc.	788
18	Orthofix International N.V. ●	369
39	Owens & Minor, Inc.	1,339
3	Resmed, Inc.	143
23	Select Medical Holdings Corp.	184
4	Universal Health Services, Inc. Class B	300
		7,349
	Household and Personal Products - 1.3%
6	Energizer Holdings, Inc.	565
4	Herbalife Ltd.	307
10	Inter Parfums, Inc.	294
7	Nu Skin Enterprises, Inc. Class A	631
		1,797
	Insurance - 4.2%
8	AmTrust Financial Services, Inc.	305
13	Argo Group International Holdings Ltd.	557
9	Aspen Insurance Holdings Ltd.	335
9	Assurant, Inc.	476
10	Axis Capital Holdings Ltd.	451
4	Everest Re Group Ltd.	596
9	FBL Financial Group Class A	422
36	Genworth Financial, Inc. ●	464
5	Hanover Insurance Group, Inc.	299
16	Montpelier Re Holdings Ltd.	409
10	Protective Life Corp.	404
39	Symetra Financial Corp.	686
8	Validus Holdings Ltd.	277
		5,681
	Materials - 5.1%
6	Clearwater Paper Corp. ●	277
8	Domtar Corp.	651
36	Gold Resource Corp.	240
22	Huntsman Corp.	451
13	Kraton Performance Polymers, Inc. ●	263
16	Louisiana-Pacific Corp. ●	289
14	Minerals Technologies, Inc.	677
15	Myers Industries, Inc.	304
11	OM Group, Inc. ●	378
13	Packaging Corp. of America	754
3	Reliance Steel & Aluminum	234
27	Resolute Forest Products ●	352
9	Rock Tenn Co. Class A	861
23	Steel Dynamics, Inc.	378
23	SunCoke Energy, Inc. ●	389
5	Westlake Chemical Corp.	481
		6,979
	Media - 1.4%
7	AMC Networks, Inc. Class A ●	466
31	Gannett Co., Inc.	831
29	Global Sources Ltd. ●	214
22	Live Nation Entertainment, Inc. ●	401
		1,912
	Pharmaceuticals, Biotechnology and Life Sciences - 6.5%
4	Charles River Laboratories International, Inc. ●	194
9	Cubist Pharmaceuticals, Inc. ●	566
27	Emergent Biosolutions, Inc. ●	505
8	Endo Health Solutions, Inc. ●	350
67	Enzon, Inc.	112
11	Genomic Health, Inc. ●	324
10	Isis Pharmaceuticals, Inc. ●	357
24	Luminex Corp. ●	472
35	Mylan, Inc. ●	1,328
20	Myriad Genetics, Inc. ●	463
11	PAREXEL International Corp. ●	532
98	PDL Biopharma, Inc.	783
4	Questcor Pharmaceuticals, Inc.	255
29	Repligen Corp. ●	318
5	Salix Pharmaceuticals Ltd. ●	348
17	Santarus, Inc. ●	372
8	Sarepta Therapeutics, Inc. ●	364
39	Sciclone Pharmaceuticals, Inc. ●	197
53	Sunesis Pharmaceuticals, Inc. ●	261
11	United Therapeutics Corp. ●	828
		8,929
	Real Estate - 8.6%
16	Alexander & Baldwin, Inc. ●	573
35	American Capital Mortgage Investment Corp. REIT	690
42	American Realty Capital Properties Inc.	510
18	Capstead Mortgage Corp. REIT	208
33	CBL & Associates Properties, Inc. REIT	626
18	DDR Corp. REIT	281
48	Franklin Street Properties Corp. REIT	610
35	Government Properties Income Trust REIT	840
57	Hatteras Financial Corp. REIT	1,074
63	Mack-Cali Realty Corp. REIT	1,376
81	Medical Properties Trust, Inc. REIT	988
163	MFA Mortgage Investments, Inc. REIT	1,216
18	PennyMac Mortgage Investment Trust REIT	413
36	Redwood Trust, Inc. REIT	699
84	Retail Properties of America Inc	1,156
11	Sabra Healthcare REIT, Inc.	249
24	Winthrop Realty Trust REIT	267
		11,776

2

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.9% - (continued)
	Retailing - 4.9%
21	American Eagle Outfitters, Inc.	$299
6	Children's Place Retail Stores, Inc. ●	347
8	Dillard's, Inc.	611
14	Express, Inc. ●	319
15	Foot Locker, Inc.	509
8	GameStop Corp. Class A	392
9	Guess?, Inc.	263
15	HSN, Inc.	804
9	Lumber Liquidators Holdings, Inc. ●	917
10	Men's Wearhouse, Inc.	330
15	Overstock.com, Inc. ●	439
23	Pep (The) Boys - Manny, Moe & Jack ●	286
21	PetMed Express, Inc.	341
23	Pier 1 Imports, Inc.	449
8	Rent-A-Center, Inc.	286
11	Tuesday Morning Corp. ●	163
		6,755
	Semiconductors and Semiconductor Equipment - 2.3%
19	Advanced Energy Industries, Inc. ●	338
52	Amkor Technology, Inc. ●	221
4	First Solar, Inc. ●	157
21	Kulicke & Soffa Industries, Inc. ●	239
22	LSI Corp.	173
53	ON Semiconductor Corp. ●	387
11	Photronics, Inc. ●	89
15	SunPower Corp. ●	390
22	Teradyne, Inc. ●	362
39	Tessera Technologies, Inc.	745
		3,101
	Software and Services - 10.0%
10	Advent Software, Inc.	311
6	Amdocs Ltd.	216
13	Angie's List, Inc. ●	284
13	AOL, Inc.	439
26	AVG Technologies N.V. ●	632
16	Booz Allen Hamilton Holding Corp.	305
44	CA, Inc.	1,303
14	Cadence Design Systems, Inc. ●	186
8	Commvault Systems, Inc. ●	708
7	CoreLogic, Inc. ●	184
22	Digital River, Inc. ●	391
9	DST Systems, Inc.	656
12	Euronet Worldwide, Inc. ●	486
38	Global Cash Access, Inc. ●	293
9	Heartland Payment Systems, Inc.	350
3	Manhattan Associates, Inc. ●	296
18	Netscout Systems, Inc. ●	455
9	Neustar, Inc. ●	460
19	NIC, Inc.	444
4	Opentable, Inc. ●	266
5	Pegasystems, Inc.	203
19	Rovi Corp. ●	366
12	Splunk, Inc. ●	702
18	SS&C Technologies Holdings, Inc. ●	678
98	Synacor, Inc. ●	253
51	TiVo, Inc. ●	637
14	Travelzoo, Inc. ●	372
6	Unisys Corp. ●	146
18	ValueClick, Inc. ●	369
23	Verint Systems, Inc. ●	852
11	Web.com Group, Inc. ●	343
5	WebMD Health Corp. ●	151
		13,737
	Technology Hardware and Equipment - 3.9%
17	Aruba Networks, Inc. ●	285
20	Audience, Inc. ●	224
13	Benchmark Electronics, Inc. ●	302
65	Brocade Communications Systems, Inc. ●	521
39	Calix, Inc. ●	500
18	Checkpoint Systems, Inc. ●	307
21	Comtech Telecommunications Corp.	514
10	Electronics for Imaging, Inc. ●	329
61	Extreme Networks, Inc. ●	317
13	Ingram Micro, Inc. ●	295
5	Interdigital, Inc.	198
12	Lexmark International, Inc.	393
11	Synaptics, Inc. ●	500
20	Vishay Intertechnology, Inc. ●	263
6	Western Digital Corp.	380
		5,328
	Telecommunication Services - 0.5%
21	Telephone & Data Systems, Inc.	632

	Transportation - 1.9%
22	Alaska Air Group, Inc.	1,346
7	Allegiant Travel Co.	727
26	Swift Transportation Co. ●	517
		2,590
	Utilities - 6.0%
30	El Paso Electric Co.	999
40	Great Plains Energy, Inc.	895
16	Laclede Group, Inc.	697
4	MGE Energy, Inc.	213
13	Pinnacle West Capital Corp.	722
25	PNM Resources, Inc.	557
36	Portland General Electric Co.	1,028
32	UNS Energy Corp.	1,478
51	Westar Energy, Inc.	1,572
		8,161
	Total common stocks
	(cost $117,251)	$136,642

	Total long-term investments
	(cost $117,251)	$136,642

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $9, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $9)
$9	0.08%, 09/30/2013	$9

3

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.3% - (continued)
Repurchase Agreements - 0.3% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $44, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA 3.00%
- 6.00%, 2022 - 2043, GNMA 2.50% -
3.00%, 2042 - 2043, U.S. Treasury Note
	0.88, 2018, value of $45)
$44	0.05%, 09/30/2013		$44
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $21, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $22)
21	0.08%, 09/30/2013		21
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $39, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 - 2031,
U.S. Treasury Note 2.00% - 3.13%, 2014 -
	2021, value of $40)
39	0.06%, 09/30/2013		39
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $118,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$120)
118	0.05%, 09/30/2013		118
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $1, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $1)
1	0.10%, 09/30/2013		1
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $89, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 - 2041,
U.S. Treasury Note 0.25% - 3.75%, 2014 -
	2019, value of $91)
89	0.04%, 09/30/2013		89
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $56, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $57)
56	0.08%, 09/30/2013		56

	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $-, collateralized by U.S. Treasury Note 0.88%, 2018, value of $1)
—	0.04%, 09/30/2013		—
			377
	Total short-term investments
	(cost $377)		$377

	Total investments
	(cost $117,628) ▲	100.2%	$137,019
	Other assets and liabilities	(0.2)%	(261)
	Total net assets	100.0%	$136,758

4

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $117,795 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,462
Unrealized Depreciation	(4,238)
Net Unrealized Appreciation	$19,224

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$136,642	$136,642	$–	$–
Short-Term Investments	377	–	377	–
Total	$137,019	$136,642	$377	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

5

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Automobiles and Components - 2.0%
201	Dana Holding Corp.	$4,597
95	Tenneco Automotive, Inc. ●	4,792
22	Tower International, Inc. ●	438
45	Winnebago Industries, Inc. ●	1,173
		11,000
	Banks - 1.8%
11	Bofi Holding, Inc. ●	727
89	EverBank Financial Corp.	1,335
73	First Merchants Corp.	1,262
55	Flushing Financial Corp.	1,022
116	MGIC Investment Corp. ●	845
16	Nationstar Mortgage Holdings, Inc. ●	877
21	Ocwen Financial Corp. ●	1,149
84	Umpqua Holdings Corp.	1,361
42	Wintrust Financial Corp.	1,711
		10,289
	Capital Goods - 10.5%
65	A.O. Smith Corp.	2,933
83	AAON, Inc.	2,202
31	Acuity Brands, Inc.	2,882
54	Aircastle Ltd.	935
120	Altra Holdings, Inc.	3,222
37	Applied Industrial Technologies, Inc.	1,913
70	Astronics Corp. ●	3,472
44	AZZ, Inc.	1,831
22	Belden, Inc.	1,395
30	Chart Industries, Inc. ●	3,645
17	Coleman Cable, Inc.	348
16	DXP Enterprises, Inc. ●	1,264
6	EnerSys, Inc.	370
17	Esterline Technologies Corp. ●	1,320
31	Franklin Electric Co., Inc.	1,211
44	Gencorp, Inc. ●	707
3	Generac Holdings, Inc.	119
16	General Cable Corp.	514
83	GrafTech International Ltd. ●	702
63	Heico Corp.	4,243
4	John Bean Technologies Corp.	107
31	Lennox International, Inc.	2,311
26	Lindsay Corp.	2,149
108	Meritor, Inc. ●	845
1	Middleby Corp. ●	130
74	Moog, Inc. Class A ●	4,331
217	Mueller Water Products, Inc.	1,735
10	National Presto Industries, Inc.	683
48	PGT, Inc. ●	471
40	Polypore International, Inc. ●	1,657
7	Proto Laboratories, Inc. ●	542
37	Sun Hydraulics Corp.	1,350
123	Taser International, Inc. ●	1,840
27	Teledyne Technologies, Inc. ●	2,275
25	Trex Co., Inc. ●	1,253
41	Trimas Corp. ●	1,526
6	Woodward, Inc.	233
20	Xerium Technologies, Inc. ●	237
		58,903
	Commercial and Professional Services - 3.4%
17	Barrett Business Services, Inc.	1,158
112	Deluxe Corp.	4,648
32	Enernoc, Inc. ●	472
39	Exponent, Inc.	2,780
71	GP Strategies Corp. ●	1,853
8	Insperity, Inc.	297
21	Kforce, Inc.	371
72	On Assignment, Inc. ●	2,373
49	RPX Corp. ●	859
95	Steelcase, Inc.	1,584
33	Sykes Enterprises, Inc. ●	587
3	United Stationers, Inc.	135
41	Wageworks, Inc. ●	2,062
		19,179
	Consumer Durables and Apparel - 3.8%
38	Arctic Cat, Inc.	2,142
46	Blyth, Inc.	629
61	Brunswick Corp.	2,450
111	Fifth & Pacific Cos., Inc. ●	2,793
41	Iconix Brand Group, Inc. ●	1,372
163	Leapfrog Enterprises, Inc. ●	1,535
73	Nautilus Group, Inc. ●	523
21	Polaris Industries, Inc.	2,766
92	Quiksilver, Inc. ●	648
72	Skullcandy, Inc. ●	443
67	Steven Madden Ltd. ●	3,594
13	Sturm Ruger & Co., Inc.	839
64	Taylor Morrison Home Corp. ●	1,454
		21,188
	Consumer Services - 5.3%
21	American Public Education, Inc. ●	779
124	Bloomin’ Brands, Inc. ●	2,929
40	Bridgepoint Education, Inc. ●	716
57	Brinker International, Inc.	2,313
31	Buffalo Wild Wings, Inc. ●	3,417
35	Caesars Entertainment Corp. ●	698
34	Capella Education Co. ●	1,902
67	Cheesecake Factory, Inc.	2,923
65	Del Frisco’s Restaurant Group, Inc. ●	1,312
42	Domino’s Pizza, Inc.	2,825
18	Grand Canyon Education, Inc. ●	705
103	Ignite Restaurant Group, Inc. ●	1,591
16	ITT Educational Services, Inc. ●	508
53	Marriott Vacations Worldwide Corp. ●	2,327
39	Multimedia Games Holding Co., Inc. ●	1,337
53	Sotheby’s Holdings	2,619
15	Strayer Education, Inc.	614
		29,515
	Diversified Financials - 1.7%
78	BGC Partners, Inc.	442
9	Cash America International, Inc.	389
7	Credit Acceptance Corp. ●	787
93	DFC Global Corp. ●	1,026
53	FXCM, Inc.	1,041
21	Green Dot Corp. ●	564
79	HFF, Inc.	1,976
25	Portfolio Recovery Associates, Inc. ●	1,486
27	Walter Investment Management Corp. ●	1,082
56	Wisdomtree Investment, Inc. ●	647

1

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Diversified Financials - 1.7% - (continued)
4	World Acceptance Corp. ●	$324
		9,764
	Energy - 5.2%
16	Carrizo Oil & Gas, Inc. ●	578
16	CVR Energy, Inc.	624
18	Delek U.S. Holdings, Inc.	386
180	Energy XXI (Bermuda) Ltd.	5,429
44	EPL Oil & Gas, Inc. ●	1,628
115	Exco Resources, Inc.	777
69	Goodrich Petroleum Corp. ●	1,666
33	Gulfport Energy Corp. ●	2,108
92	Jones Energy, Inc. ●	1,508
93	Kodiak Oil & Gas Corp. ●	1,119
61	PBF Energy, Inc.	1,380
43	Pioneer Energy Services Corp. ●	322
10	REX American Resources Corp. ●	307
104	Rex Energy Corp. ●	2,309
58	Rosetta Resources, Inc. ●	3,165
13	Seacor Holdings, Inc.	1,189
37	SemGroup Corp.	2,094
51	Synergy Resources Corp. ●	497
144	Vaalco Energy, Inc. ●	802
42	Western Refining, Inc.	1,273
		29,161
	Food and Staples Retailing - 1.9%
90	Casey’s General Stores, Inc.	6,641
54	Natural Grocers by Vitamin Cottage, Inc. ●	2,127
239	Rite Aid Corp. ●	1,140
95	Supervalu, Inc. ●	780
		10,688
	Food, Beverage and Tobacco - 1.1%
16	Cal-Maine Foods, Inc.	760
99	Darling International, Inc. ●	2,092
7	J&J Snack Foods Corp.	549
13	Lancaster Colony Corp.	1,026
92	Pilgrim’s Pride Corp. ●	1,551
		5,978
	Health Care Equipment and Services - 8.3%
70	ABIOMED, Inc. ●	1,331
18	Addus Homecare Corp ●	533
5	Air Methods Corp.	204
16	Align Technology, Inc. ●	765
14	AMN Healthcare Services, Inc. ●	197
4	Analogic Corp.	339
6	Atrion Corp.	1,523
14	Bio-Reference Laboratories, Inc. ●	424
34	Centene Corp. ●	2,150
25	Computer Programs & Systems, Inc.	1,462
51	Corvel Corp. ●	1,881
65	Cyberonics, Inc. ●	3,313
19	Cynosure, Inc. Class A ●	429
128	Dexcom, Inc. ●	3,605
8	Ensign Group, Inc.	337
7	Examworks Group, Inc. ●	192
49	Gentiva Health Services, Inc. ●	587
113	Globus Medical, Inc. ●	1,973
120	HealthSouth Corp.	4,154
16	Heartware International, Inc. ●	1,138
38	ICU Medical, Inc. ●	2,552
13	Magellan Health Services, Inc. ●	779
14	Masimo Corp.	376
16	Medidata Solutions, Inc. ●	1,604
27	Molina Healthcare, Inc. ●	955
52	NuVasive, Inc. ●	1,264
74	Orthofix International N.V. ●	1,546
19	Providence Service Corp. ●	554
106	Quality Systems, Inc.	2,301
36	STERIS Corp.	1,525
39	Triple-S Management Corp., Class B ●	723
68	U.S. Physical Therapy, Inc.	2,124
114	Vascular Solutions, Inc. ●	1,910
31	Wellcare Health Plans, Inc. ●	2,129
		46,879
	Household and Personal Products - 1.5%
57	Elizabeth Arden, Inc. ●	2,110
20	Inter Parfums, Inc.	612
21	Medifast, Inc. ●	575
23	Nu Skin Enterprises, Inc. Class A	2,212
71	Prestige Brands Holdings, Inc. ●	2,126
12	Usana Health Sciences, Inc. ●	1,024
		8,659
	Insurance - 1.6%
48	Amerisafe, Inc.	1,689
30	AmTrust Financial Services, Inc.	1,190
8	Enstar Group Ltd. ●	1,052
45	Greenlight Capital Re Ltd. Class A ●	1,288
28	Maiden Holdings Ltd.	332
16	Meadowbrook Insurance Group, Inc.	107
57	Montpelier Re Holdings Ltd.	1,487
40	Protective Life Corp.	1,709
		8,854
	Materials - 5.4%
105	Calgon Carbon Corp. ●	1,996
25	Clearwater Paper Corp. ●	1,175
19	FutureFuel Corp.	334
129	Gold Resource Corp.	853
257	Graphic Packaging Holding Co. ●	2,196
180	Headwaters, Inc. ●	1,619
33	KapStone Paper & Packaging Corp.	1,417
63	Landec Corp. ●	762
49	Minerals Technologies, Inc.	2,423
40	Myers Industries, Inc.	798
1	Newmarket Corp.	377
169	Olin Corp.	3,893
137	Omnova Solutions, Inc. ●	1,174
98	PolyOne Corp.	3,017
49	Schweitzer-Mauduit International, Inc.	2,984
45	Silgan Holdings, Inc.	2,109
19	Stepan Co.	1,080
138	SunCoke Energy, Inc. ●	2,341
		30,548
	Media - 0.4%
79	Entravision Communications Corp. Class A	466
10	Global Sources Ltd. ●	74
59	Gray Television, Inc. ●	463
10	Shutterstock, Inc. ●	691

2

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Media - 0.4% - (continued)
60	Tremor Video, Inc. ●	$554
		2,248
	Pharmaceuticals, Biotechnology and Life Sciences - 11.2%
33	Acadia Pharmaceuticals, Inc. ●	912
48	Acelrx Pharmaceuticals, Inc. ●	521
52	Acorda Therapeutics, Inc. ●	1,776
48	Agenus, Inc. ●	133
34	Agios Pharmaceuticals, Inc. ●	963
87	Alkermes plc ●	2,910
29	Alnylam Pharmaceuticals, Inc. ●	1,856
40	Arena Pharmaceuticals, Inc. ●	209
155	Aveo Pharmaceuticals, Inc. ●	320
20	BioDelivery Sciences International, Inc. ●	111
115	Bruker Corp. ●	2,367
171	Cadence Pharmaceuticals, Inc. ●	1,077
71	Cubist Pharmaceuticals, Inc. ●	4,484
11	Cumberland Pharmaceuticals, Inc. ●	50
44	Cytokinetics, Inc. ●	333
84	Emergent Biosolutions, Inc. ●	1,602
273	Exelixis, Inc. ●	1,586
1	Foundation Medicine Inc ●	56
36	Genomic Health, Inc. ●	1,098
9	Hi-Technology Pharmacal Co., Inc.	384
56	Hyperion Therapeutics, Inc. ●	1,457
98	Immunogen, Inc. ●	1,666
89	Immunomedics, Inc. ●	548
16	Impax Laboratories, Inc. ●	328
58	Infinity Pharmaceuticals, Inc. ●	1,015
19	Insys Therapeutics, Inc. ●	668
114	Ironwood Pharmaceuticals, Inc. ●	1,353
43	Isis Pharmaceuticals, Inc. ●	1,618
69	Luminex Corp. ●	1,378
99	Medicines Co. ●	3,304
116	NPS Pharmaceuticals, Inc. ●	3,695
98	PAREXEL International Corp. ●	4,919
313	PDL Biopharma, Inc.	2,498
38	Pozen, Inc. ●	218
28	Puma Biotechnology, Inc. ●	1,498
22	Questcor Pharmaceuticals, Inc.	1,288
48	Repligen Corp. ●	532
41	Salix Pharmaceuticals Ltd. ●	2,741
87	Santarus, Inc. ●	1,952
22	Sarepta Therapeutics, Inc. ●	1,053
150	Sciclone Pharmaceuticals, Inc. ●	760
30	Seattle Genetics, Inc. ●	1,329
32	Sucampo Pharmaceuticals, Inc. Class A ●	197
95	Sunesis Pharmaceuticals, Inc. ●	472
39	Synergy Pharmaceuticals, Inc. ●	180
89	Synta Pharmaceuticals Corp. ●	564
63	Tesaro, Inc. ●	2,435
132	XOMA Corp. ●	589
		63,003
	Real Estate - 2.5%
69	Altisource Residential Corp.	1,574
78	American Realty Capital Properties Inc.	948
126	Apollo Residential Mortgage, Inc. REIT	1,841
53	Colonial Properties Trust REIT	1,200
49	Coresite Realty Corp. REIT	1,650
141	Glimcher Realty Trust REIT	1,371
37	Inland Real Estate Corp. REIT	383
77	Ramco-Gershenson Properties Trust REIT	1,180
98	Sabra Healthcare REIT, Inc.	2,257
147	Sunstone Hotel Investors, Inc. REIT	1,868
		14,272
	Retailing - 5.8%
26	ANN, Inc. ●	924
45	Buckle (The), Inc.	2,447
42	Core-Mark Holding Co., Inc.	2,811
33	DSW, Inc.	2,821
48	Express, Inc. ●	1,132
43	Five Below, Inc. ●	1,877
29	Group 1 Automotive, Inc.	2,259
28	Hhgregg, Inc. ●	494
84	HSN, Inc.	4,517
34	Kirklands, Inc. ●	625
24	Lumber Liquidators Holdings, Inc. ●	2,549
60	Mattress Firm Holding Corp. ●	1,916
50	Nutrisystem, Inc.	719
124	Office Depot, Inc. ●	599
69	Orbitz Worldwide, Inc. ●	662
17	Overstock.com, Inc. ●	513
64	PetMed Express, Inc.	1,048
211	Pier 1 Imports, Inc.	4,125
21	Select Comfort Corp. ●	519
		32,557
	Semiconductors and Semiconductor Equipment - 2.1%
117	Entropic Communications, Inc. ●	512
271	GT Advanced Technologies, Inc. ●	2,306
124	Kulicke & Soffa Industries, Inc. ●	1,435
188	Mindspeed Technologies, Inc. ●	573
85	Nanometrics, Inc. ●	1,370
339	SunEdison, Inc. ●	2,704
37	SunPower Corp. ●	971
58	Ultratech Stepper, Inc. ●	1,766
		11,637
	Software and Services - 16.6%
17	Advent Software, Inc.	527
33	Angie’s List, Inc. ●	738
92	Aspen Technology, Inc. ●	3,163
40	AVG Technologies N.V. ●	953
62	Blackhawk Network Holdings, Inc. ●	1,481
79	Carbonite, Inc. ●	1,190
50	Cass Information Systems, Inc.	2,653
56	Commvault Systems, Inc. ●	4,893
16	comScore, Inc. ●	469
92	CSG Systems International, Inc.	2,292
9	Cvent, Inc ●	299
61	Dice Holdings, Inc. ●	523
86	Digital River, Inc. ●	1,542
44	Egain Communications Corp ●	669
34	Exlservice Holdings, Inc. ●	968
56	Fair Isaac, Inc.	3,099
61	Fleetmatics Group Ltd. ●	2,297
136	Global Cash Access, Inc. ●	1,062
85	Heartland Payment Systems, Inc.	3,358
163	Higher One Holdings, Inc. ●	1,250

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Software and Services - 16.6% - (continued)
51	Imperva, Inc. ●	$2,134
103	j2 Global, Inc.	5,118
118	LivePerson, Inc. ●	1,115
65	Manhattan Associates, Inc. ●	6,216
189	Mitek Systems, Inc. ●	979
104	Model N, Inc. ●	1,027
109	Netscout Systems, Inc. ●	2,792
15	NIC, Inc.	347
68	Opentable, Inc. ●	4,772
58	Pegasystems, Inc.	2,305
105	PTC, Inc. ●	2,975
69	QLIK Technologies, Inc. ●	2,347
43	Rosetta Stone, Inc. ●	704
181	Sapient Corp. ●	2,819
27	Silver Spring Networks, Inc. ●	471
45	Solarwinds, Inc. ●	1,566
21	Solera Holdings, Inc.	1,120
35	SS&Technologies Holdings, Inc. ●	1,337
181	Synacor, Inc. ●	466
32	Syntel, Inc.	2,539
204	TiVo, Inc. ●	2,532
41	Travelzoo, Inc. ●	1,080
37	Tyler Corp. ●	3,266
26	Unisys Corp. ●	654
68	ValueClick, Inc. ●	1,426
42	Vistaprint N.V. ●	2,374
26	WebMD Health Corp. ●	755
37	WEX, Inc. ●	3,217
80	XO Group, Inc. ●	1,039
33	Zix Corp. ●	160
		93,078
	Technology Hardware and Equipment - 4.5%
37	Aruba Networks, Inc. ●	612
37	Audience, Inc. ●	418
73	Calix, Inc. ●	924
64	CDW Corp. of Delaware ●	1,461
33	Ciena Corp. ●	822
14	Coherent, Inc.	841
63	Comtech Telecommunications Corp.	1,530
18	Cray, Inc. ●	428
33	FEI Co.	2,926
26	Interdigital, Inc.	963
74	Oplink Communications, Inc. ●	1,396
68	Plantronics, Inc.	3,134
20	Plexus Corp. ●	725
35	QLogic Corp. ●	381
16	Reald, Inc. ●	114
41	Silicon Graphics International Corp. ●	663
42	Synaptics, Inc. ●	1,838
126	Ubiquiti Networks, Inc.	4,248
28	ViaSat, Inc. ●	1,772
		25,196
	Telecommunication Services - 0.4%
8	Atlantic Tele-Network, Inc.	427
47	IDT Corp. Class B	838
64	Inteliquent, Inc.	617
28	magicJack VocalTec Ltd. ●	360
		2,242
	Transportation - 2.3%
17	Alaska Air Group, Inc.	1,052
4	Allegiant Travel Co.	432
125	Avis Budget Group, Inc. ●	3,613
69	Celadon Group, Inc.	1,288
125	Hawaiian Holdings, Inc. ●	930
28	Heartland Express, Inc.	393
73	Marten Transport Ltd.	1,249
18	Park-Ohio Holdings Corp. ●	699
54	Republic Airways Holdings, Inc. ●	647
26	SkyWest, Inc.	381
29	Spirit Airlines, Inc. ●	1,008
63	Swift Transportation Co. ●	1,280
		12,972
	Utilities - 0.3%
36	UNS Energy Corp.	1,665

	Total common stocks
	(cost $431,725)	$559,475

	Total long-term investments
	(cost $431,725)	$559,475

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $54, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $55)
$54	0.08%, 09/30/2013	$54
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $268, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA 3.00%
- 6.00%, 2022 - 2043, GNMA 2.50% -
3.00%, 2042 - 2043, U.S. Treasury Note
	0.88, 2018, value of $274)
268	0.05%, 09/30/2013	268
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $132, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $134)
132	0.08%, 09/30/2013	132
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $240, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 - 2031,
U.S. Treasury Note 2.00% - 3.13%, 2014 -
	2021, value of $244)
240	0.06%, 09/30/2013	240

4

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.4% - (continued)
Repurchase Agreements - 0.4% - (continued)
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $721,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$736)
$721	0.05%, 09/30/2013		$721
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $4, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $4)
4	0.10%, 09/30/2013		4
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $547, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 - 2041,
U.S. Treasury Note 0.25% - 3.75%, 2014 -
	2019, value of $558)
547	0.04%, 09/30/2013		547
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $342, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $349)
342	0.08%, 09/30/2013		342
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 0.88%, 2018, value of $3)
3	0.04%, 09/30/2013		3
			2,311
	Total short-term investments
	(cost $2,311)		$2,311

	Total investments
	(cost $434,036) ▲	100.0%	$561,786
	Other assets and liabilities	–%	31
	Total net assets	100.0%	$561,817

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $437,616 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$141,585
Unrealized Depreciation	(17,415)
Net Unrealized Appreciation	$124,170

●	Non-income producing.

5

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$559,475	$559,475	$–	$–
Short-Term Investments	2,311	–	2,311	–
Total	$561,786	$559,475	$2,311	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 18.3%
	Finance and Insurance - 17.2%
	Ally Master Owner Trust
$10,175	1.54%, 09/15/2019	$10,052
	American Credit Acceptance Receivables
6,038	1.64%, 11/15/2016 ■	6,033
	AmeriCredit Automobile Receivables Trust
3,940	1.12%, 11/08/2017	3,930
5,000	1.78%, 03/08/2017	5,058
	Cal Funding II Ltd.
4,596	3.47%, 10/25/2027 ■	4,562
	CFC LLC
2,465	1.65%, 07/17/2017 ■	2,458
	CPS Automotive Trust
9,623	1.31%, 06/15/2020 ■	9,591
	Credit Acceptance Automotive Loan Trust
1,336	2.20%, 09/16/2019 ■	1,348
3,595	2.21%, 09/15/2020 ■	3,613
	First Investors Automotive Owner Trust
8,600	1.23%, 03/15/2019 ■	8,608
	Ford Credit Floorplan Master Owner Trust
1,840	1.49%, 09/15/2019	1,832
695	2.32%, 01/15/2017 Δ	708
	FREMF Mortgage Trust
2,040	3.95%, 06/25/2047 ■Δ	1,980
	HLSS Servicer Advance Receivables
6,661	1.50%, 01/16/2046 ■	6,638
	Huntington Automotive Trust
1,240	1.07%, 02/15/2018	1,230
	Master Asset Backed Securities Trust
285	2.88%, 05/25/2033 Δ	281
	Merrill Lynch Mortgage Trust
8,249	5.46%, 11/12/2037 Δ	8,788
	Morgan Stanley ABS Capital I
1,497	1.68%, 11/25/2032 Δ	1,375
	Morgan Stanley Dean Witter Capital I
3,954	1.72%, 03/25/2033 Δ	3,684
	Nationstar Agency Advance Funding Trust
1,815	1.89%, 02/18/2048 ■	1,762
	Springleaf Mortgage Loan Trust
9,573	1.27%, 06/25/2058 ■	9,406
5,009	1.57%, 12/25/2059 ■	4,961
5,627	2.22%, 10/25/2057 ■	5,701
	Structured Asset Securities Corp.
1,982	1.68%, 02/25/2033 Δ	1,905
	Thornburg Mortgage Securities Trust
8,921	2.42%, 04/25/2045 Δ	8,941
	WaMu Mortgage Pass-Through Certificates
3,018	2.21%, 03/25/2033 Δ	3,013
3,308	2.41%, 10/25/2035 Δ	3,112
	Wells Fargo Mortgage Backed Securities Trust
3,479	2.50%, 09/25/2033 Δ	3,502
	World Omni Automotive Receivables Trust
1,430	1.06%, 09/16/2019	1,423
		125,495

	Transportation Equipment Manufacturing - 1.1%
	TAL Advantage LLC
8,503	2.83%, 02/22/2038 ■	8,224

	Total asset & commercial mortgage backed securities
	(cost $133,787)	$133,719

U.S. GOVERNMENT AGENCIES - 34.0%
	FHLMC - 10.1%
$13,337	1.57%, 01/25/2022	$13,010
6,476	2.57%, 06/01/2042	6,632
6,000	3.50%, 11/15/2025	6,118
244	4.50%, 12/01/2018	258
17,630	5.50%, 05/15/2033 Ф	19,287
10,848	5.50%, 06/01/2034 - 12/01/2039	11,732
9,901	6.00%, 10/01/2021 - 09/01/2034	10,950
3,840	6.50%, 09/01/2014 - 09/01/2032	4,331
690	7.00%, 10/01/2026 - 11/01/2032	779
13	7.50%, 05/01/2024 - 06/01/2025	14
31	8.00%, 08/01/2024 - 10/01/2024	33
1	8.50%, 10/01/2024	1
17	10.00%, 11/01/2020	17
		73,162
	FNMA - 11.7%
8,564	1.49%, 03/01/2018	8,557
3,545	2.22%, 10/01/2022	3,328
8,459	2.25%, 10/01/2022	7,950
3,570	2.31%, 10/01/2022	3,372
2,345	2.35%, 10/01/2022	2,220
746	2.40%, 10/01/2022	708
1,080	2.52%, 10/01/2022	1,033
2,135	2.56%, 01/01/2019	2,196
12,100	3.50%, 10/15/2028 ☼	12,767
7,945	3.74%, 06/01/2018	8,640
3,600	4.00%, 10/15/2043 ☼	3,776
1,505	5.00%, 08/01/2018 - 06/01/2025	1,606
3,698	5.50%, 08/01/2015 - 08/01/2019	3,942
16,322	6.00%, 11/01/2013 - 02/01/2037	17,970
973	6.50%, 06/25/2029 Ф	1,100
4,798	6.50%, 11/01/2014 - 09/01/2032	5,366
689	7.00%, 03/01/2015 - 02/01/2032	760
22	7.50%, 06/01/2023	25
116	8.00%, 10/01/2029 - 02/01/2031	134
2	8.50%, 04/01/2017	2
29	9.00%, 08/01/2020 - 09/01/2021	30
3	9.75%, 07/01/2020	3
		85,485
	GNMA - 12.2%
35,228	4.00%, 10/15/2039 - 09/20/2040 ☼	37,403
36,212	4.50%, 10/20/2040	39,207
2,148	5.00%, 01/20/2034	2,358
2,477	5.50%, 09/20/2033	2,732
1,717	6.00%, 01/15/2033 - 06/20/2038	1,922
2,761	6.50%, 12/15/2028 - 01/15/2032	3,113
1,199	7.00%, 06/20/2030 - 10/15/2032	1,373
399	7.50%, 04/15/2022 - 04/20/2030	448

1

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 34.0% - (continued)
	GNMA - 12.2% - (continued)
$56	8.50%, 09/15/2019 - 03/15/2030		$60
			88,616
	Total U.S. government agencies
	(cost $242,132)		$247,263

U.S. GOVERNMENT SECURITIES - 48.4%
Other Direct Federal Obligations - 16.6%
	FHLB - 16.6%
$16,335	1.75%, 12/14/2018		$16,343
20,665	4.13%, 03/13/2020		22,903
26,000	5.25%, 12/09/2022		30,289
45,500	5.38%, 05/18/2016		51,220
			120,755
U.S. Treasury Securities - 31.8%
	U.S. Treasury Notes - 31.8%
176,967	0.88%, 12/31/2016 - 04/30/2017 ‡		176,967
18,480	2.13%, 08/15/2021		18,330
34,600	2.63%, 01/31/2018		36,717
			232,014
	Total U.S. government securities
	(cost $350,829)		$352,769

	Total long-term investments
	(cost $726,748)		$733,751

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $265, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $271)
$265	0.08%, 09/30/2013		$265
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,329, collateralized by
FHLMC 2.50% - 5.50%, 2030 - 2043,
FNMA 3.00% - 6.00%, 2022 - 2043,
GNMA 2.50% - 3.00%, 2042 - 2043, U.S.
	Treasury Note 0.88, 2018, value of $1,355)
1,329	0.05%, 09/30/2013		1,329
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $653, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $666)
652	0.08%, 09/30/2013		652
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,187, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 -
2031, U.S. Treasury Note 2.00% - 3.13%,
	2014 - 2021, value of $1,211)
1,187	0.06%, 09/30/2013		1,187
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $3,573,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019, value of
	$3,644)
3,573	0.05%, 09/30/2013		3,573
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $21, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $22)
21	0.10%, 09/30/2013		21
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $2,711, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 -
2041, U.S. Treasury Note 0.25% - 3.75%,
	2014 - 2019, value of $2,765)
2,711	0.04%, 09/30/2013		2,711
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $1,695, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $1,731)
1,695	0.08%, 09/30/2013		1,695
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $15, collateralized by U.S. Treasury Note 0.88%, 2018, value of $15)
15	0.04%, 09/30/2013		15
			11,448
	Total short-term investments
	(cost $11,448)		$11,448

	Total investments
	(cost $738,196) ▲	102.3%	$745,199
	Other assets and liabilities	(2.3)%	(17,010)
	Total net assets	100.0%	$728,189

2

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $738,356 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,694
Unrealized Depreciation	(4,851)
Net Unrealized Appreciation	$6,843

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2013.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value of these securities was $74,885, which represents 10.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $20,118 at September 30, 2013.

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

Futures Contracts Outstanding at September 30, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	822	12/31/2013	$98,396	$99,501	$1,105

Short position contracts:
U.S. Treasury 10-Year Note Future	216	12/19/2013	$26,768	$27,301	$(533)
U.S. Treasury 30-Year Bond Future	195	12/19/2013	25,981	26,008	(27)
					$(560)
					$545

* The number of contracts does not omit 000's.

Cash of $554 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at September 30, 2013.

Securities Sold Short Outstanding at September 30, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 5.50%	$6,000	10/15/2043	$6,501	$(42)

At September 30, 2013, the aggregate value of these securities represents 0.9% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$133,719	$–	$108,328	$25,391
U.S. Government Agencies	247,263	–	247,263	–
U.S. Government Securities	352,769	–	352,769	–
Short-Term Investments	11,448	–	11,448	–
Total	$745,199	$–	$719,808	$25,391
Futures *	1,105	1,105	–	–
Total	$1,105	$1,105	$–	$–
Liabilities:
Securities Sold Short	$6,501	$–	$6,501	$–
Total	$6,501	$–	$6,501	$–
Futures *	560	560	–	–
Total	$560	$560	$–	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$22,493	$9	$(308	)†	$—	$12,769	$(4,656)	$—	$(4,916)	$25,391
Total	$22,493	$9	$(308)		$—	$12,769	$(4,656)	$—	$(4,916)	$25,391

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(308).

4

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of September 30, 2013
Credit Rating *	Percentage of Net Assets
Aaa / AAA	8.7%
Aa / AA	1.5
A	5.5
Baa / BBB	1.2
B	0.5
Caa / CCC or Lower	0.6
Unrated	0.3
U.S. Government Agencies and Securities	82.4
Non-Debt Securities and Other Short-Term Instruments	1.6
Other Assets & Liabilities	(2.3)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

5

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: November 14, 2013	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 14, 2013	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 14, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller